Intangible Assets	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
13.    INTANGIBLE ASSETS
Intangible assets were as follows:

	Estimated weighted average useful life in years	2019	2018
Cost
Customer relationship intangibles [note 7]	9	$429	$415
Computer software	1	396	291
Patent and licenses	11	264	340

		1,089	1,046
Accumulated depreciation
Customer relationship intangibles [note 7]		(216)	(191)
Computer software		(310)	(219)
Patent and licenses		(79)	(76)

		$484	$560

The Company recorded approximately $93 million and $84 million of amortization expense related to finite-lived intangible assets for the years ended December 31, 2019 and 2018, respectively. The Company currently estimates annual amortization expense to be $85 million for 2020, $66 million for 2021, $53 million for 2022, $47 million for 2023 and $43 million for 2024.